GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 29, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance at beginning of year		$ 1,001,507	$ 1,005,868	$ 1,001,507	$ 1,000,749
Goodwill	$ 1,788	$ 4,200	1,788	4,361	758
Balance at end of year			$ 1,007,656	$ 1,005,868	$ 1,001,507